Share options and warrants (Tables)	12 Months Ended
Jun. 30, 2026
Share options and warrants
Schedule of reconciliation of outstanding share options

		Weighted
		average
	Number of	exercise price
2026	options	(£’s)
Outstanding at 1 July 2025	7,404,860	0.18
Granted during the year	3,850,000	1.31
Exercised during the year	(1,700,000)	0.16
Lapsed during the year	(500,000)	0.02
Outstanding at 30 June 2026	9,054,860	0.67
Exercisable at 30 June 2026	7,129,860	0.67

19.Share options and warrants (continued)

		Weighted
		average
	Number of	exercise price
2025	options	(£’s)
Outstanding at 1 July 2024	6,004,860	0.13
Granted during the year	1,400,000	0.09
Outstanding at 30 June 2025	7,404,860	0.18
Exercisable at 30 June 2025	6,704,860	0.18

Schedule of assumptions used for calculation of fair values of options granted

Date granted	December 2025
Risk free interest rate	3.793%
Expected volatility	66.377%
Expected dividend yield	0%
Life of the option	1	year
Share price at measurement date	£1.3350
Fair value	£1,440,591

Schedule of reconciliation of outstanding warrants

		Weighted average
	Number of	exercise price
2026	warrants	(£’s)
Outstanding at 1 July 2025	6,304,023	0.31
Exercised	(2,214,996)	0.15
Outstanding at 30 June 2026	4,089,027	0.40
Exercisable at 30 June 2026	4,089,027	0.40

19.Share options and warrants (continued)

		Weighted average
	Number of	exercise price
2025	warrants	(£’s)
Outstanding at 1 July 2024	21,106,446	0.14
Granted during the year	4,209,027	0.40
Exercised	(18,908,700)	0.18
Lapsed	(102,750)	0.17
Outstanding at 30 June 2025	6,304,023	0.31
Exercisable at 30 June 2025	6,304,023	0.31